J.P. MORGAN U.S. EQUITY FUNDS

JPMorgan U.S. Dynamic Plus Fund

(All Share Classes)

(a series of JPMorgan Trust I)

Supplement dated May 10, 2012

to the Statement of Additional Information dated November 1, 2011, as supplemented

The information in the SAI under the headings “Portfolio Managers — Portfolio Managers’ Other Accounts Managed” and “Portfolio Managers — Portfolio Managers’ Ownership of Securities” with respect to the Fund is hereby deleted in its entirety and replaced with the following:

The following table shows information regarding all of the other accounts managed by each portfolio manager:

Portfolio Managers’ Other Accounts Managed

Non-Performance Based Fee Advisory Accounts

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($thousands)	Number of Accounts	Total Assets ($thousands)	Number of Accounts	Total Assets ($thousands)
U.S. Dynamic Plus Fund
Dennis Ruhl*	13	2,511,515	6	623,639	6	579,444
Jason Alonzo*	7	3,216,779	6	806,134	9	361,075
Pavel Vaynshtok*	0	0	0	0	3	571,644

*	As of 12/31/11

The following table shows information on the other accounts managed by each portfolio manager that have advisory fees wholly or partly based on performance:

Performance Based Fee Advisory Accounts

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($thousands)	Number of Accounts	Total Assets ($thousands)	Number of Accounts	Total Assets ($thousands)
U.S. Dynamic Plus Fund
Dennis Ruhl*	0	0	0	0	0	0
Jason Alonzo*	0	0	0	0	0	0
Pavel Vaynshtok*	0	0	0	0	0	0

*	As of 12/31/11

The following table indicates for each Fund the dollar range of shares beneficially owned by each portfolio manager:

Portfolio Managers’ Ownership of Securities

Aggregate Dollar Range of Securities in the Fund

	None	$1- $10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001- $1,000,000	over $1,000,000
U.S. Dynamic Plus Fund
Dennis Ruhl*	X
Jason Alonzo*	X
Pavel Vaynshtok*	X

*	As of 5/9/12

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE

SUP-SAI-USDP-PM-512